Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands																								1 Months Ended						12 Months Ended
	Dec. 15, 2023 shares	Mar. 28, 2023 shares	Nov. 01, 2022 Vote $ / shares shares	Jul. 04, 2022 $ / shares shares	Dec. 28, 2021 shares	Dec. 23, 2021 shares	Oct. 18, 2021 shares	Sep. 13, 2021 shares	Aug. 30, 2021 USD ($)	Apr. 20, 2021 shares	Mar. 18, 2021 USD ($) $ / shares shares	Mar. 17, 2021 USD ($) Vote shares	Nov. 01, 2019 item $ / shares	Sep. 16, 2019 item $ / shares	May 02, 2018 item $ / shares	Apr. 16, 2018 item $ / shares	Sep. 15, 2017 item $ / shares	Aug. 15, 2017 item $ / shares	Nov. 11, 2016 item $ / shares	Mar. 31, 2015 item $ / shares	Dec. 23, 2014 USD ($) item $ / shares shares	Aug. 28, 2014 USD ($) $ / shares shares	Aug. 28, 2014 CNY (¥) shares	Feb. 28, 2021 USD ($) item $ / shares shares	Sep. 30, 2019 shares	Apr. 30, 2018 shares	Aug. 31, 2017 shares	Nov. 30, 2016 shares	Dec. 31, 2014 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 29, 2023 USD ($)	Nov. 09, 2022 USD ($)	Oct. 31, 2022 shares	Dec. 31, 2019 USD ($) $ / shares shares
Ordinary Shares
Authorized share capital | $												$ 50										$ 50								$ 50	$ 50
Number of authorized share capital												1,000,000,000										1,000,000,000								0	0
Par value | $ / shares																						$ 0.00005								$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005				$ 0.00005
Proceeds from issuance of Class A ordinary shares upon U.S. IPO and related over-allotment option, net of cost of issuance | $																																$ 904,732
Number of ordinary shares issued																														0	0		221,980,000				221,980,000
Number of ordinary shares outstanding																														0	0		221,980,000				221,980,000
Subscription receivables from shareholders | $																																	$ 0				$ 10
Subscription receivables received | $																																	$ 10
Proceeds from IPO | $											$ 904,700
Number of ordinary shares reclassified and re-designated																														1,000,000,000	1,000,000,000
Ordinary shares reclassified and re-designated, ratio												1
Share repurchase program, remaining authorized amount | $																														$ 49,000	$ 46,000
Cancellation of Treasury stock (in shares)	1,200,794	2,753,167
Registered shareholders | Related Party
Ordinary Shares
Number of shares issued during the period																						200,000,000	200,000,000
Proceeds from issuance of Class A ordinary shares upon U.S. IPO and related over-allotment option, net of cost of issuance | $																						$ 10
Investor | Related Party
Ordinary Shares
Shares issued price per share | $ / shares																					$ 0.0797
Number of shares issued during the period																					21,980,000	21,980,000	21,980,000
Two investors | Related Party
Ordinary Shares
Proceeds from issuance of Class A ordinary shares upon U.S. IPO and related over-allotment option, net of cost of issuance																						$ 1,577	¥ 9,720
The other investor | Related Party
Ordinary Shares
Proceeds from issuance of Class A ordinary shares upon U.S. IPO and related over-allotment option, net of cost of issuance | $																					$ 175
Share Repurchase Program
Ordinary Shares
Share repurchase program, period									12 months
Series A convertible preferred shares
Ordinary Shares
Shares issued price per share | $ / shares																				$ 0.1378	$ 0.1378
Number of shares issued during the period																													934,711,640
Number of investors | item																				1	2
Series A-1 convertible preferred shares
Ordinary Shares
Shares issued price per share | $ / shares													$ 0.2193						$ 0.2193
Number of shares issued during the period																												921,032,370
Number of investors | item																			1
Weighted average price of shares repurchased during period | $ / shares													2.5738
Series B convertible preferred shares
Ordinary Shares
Shares issued price per share | $ / shares																	$ 0.3305	$ 0.3305
Number of shares issued during the period																											827,969,950
Number of investors | item																	2	3
Series C convertible preferred shares
Ordinary Shares
Shares issued price per share | $ / shares															$ 1.9019	$ 1.9019
Number of shares issued during the period																										767,500,110
Number of investors | item															3	6
Series D convertible preferred shares
Ordinary Shares
Shares issued price per share | $ / shares													$ 3.4317	$ 3.4317
Number of shares issued during the period																									692,500,110
Number of investors | item													1	3
Ordinary shares
Ordinary Shares
Shares issued price per share | $ / shares																								$ 12.48
Number of shares issued during the period																								16,026,282
Proceeds from issuance of Class A ordinary shares upon U.S. IPO and related over-allotment option, net of cost of issuance | $																								$ 200,000
Number of investors | item																								2
Number of ordinary shares reclassified and re-designated												200,000,000
Ordinary shares | Share Repurchase Program | Ads representing ordinary shares 18813449
Ordinary Shares
Number of shares repurchased during period																															18,813,449
Common Class A
Ordinary Shares
Number of authorized share capital			800,000,000																											800,000,000	800,000,000					600,000,000
Number of shares issued upon the Dual Primary Listing, net of cost of issuance				7,300,000
Shares issued price per share | $ / shares				$ 2.46
Par value | $ / shares			$ 0.00005																											$ 0.00005	$ 0.00005
Number of shares issued during the period							5,000,000	5,000,000
Number of ordinary shares issued																														504,387,299	499,146,560
Number of ordinary shares outstanding																														487,591,968	473,550,229
Number of ordinary shares reclassified and re-designated												600,000,000																		800,000,000	800,000,000
Number of ordinary shares converted	194,700	9,000,000			36,000,000	27,000,000
Ordinary shares converted, ratio	1	1			1	1						1
Ordinary shares, votes per share | Vote			1									1
Common Class A | Share Repurchase Program
Ordinary Shares
Number of underlying shares represented by one ADS									1																										1
Common Class A | IPO
Ordinary Shares
Number of underlying shares represented by one ADS											1
Common Class B
Ordinary Shares
Number of authorized share capital																														200,000,000	200,000,000
Par value | $ / shares																														$ 0.00005	$ 0.00005
Number of ordinary shares issued																														70,205,300	79,400,000
Number of ordinary shares outstanding																														70,205,300	79,400,000
Number of ordinary shares reclassified and re-designated												200,000,000																		200,000,000	200,000,000
Number of ordinary shares converted												142,400,000
Ordinary shares converted, ratio												1
Ordinary shares, votes per share | Vote			10									15
ADSs | Share Repurchase Program
Ordinary Shares
Share repurchase program, authorized amount | $									$ 200,000																									$ 50,000	$ 50,000
ADSs | Share Repurchase Program | Ads representing ordinary shares 18813449
Ordinary Shares
Number of shares repurchased during period																															18,813,449
Weighted average price of shares repurchased during period | $ / shares																															$ 3.17
ADSs | Share Repurchase Program | Ads representing ordinary shares 1200794
Ordinary Shares
Number of shares repurchased during period																														1,200,794
Weighted average price of shares repurchased during period | $ / shares																														$ 1.70
ADSs | Share Repurchase Program | Ordianry shares representing ordinary shares 26,400
Ordinary Shares
Number of shares repurchased during period																															26,400
Weighted average price of shares repurchased during period | $ / shares																															$ 1.71
ADSs | Share Repurchase Program | Ordinary shares representing ordinary shares 1200794
Ordinary Shares
Number of shares repurchased during period																														1,200,794
ADSs | IPO
Ordinary Shares
Shares issued price per share | $ / shares											$ 21.00
Number of shares issued during the period											43,590,000
ADSs | Over allotment option
Ordinary Shares
Number of shares issued during the period										1,486,479